FHLB Advances, Related Party Notes Payable and Other Borrowings (Narrative) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Federal Home Loan Banks [Abstract]
Current borrowing capacity	$ 796,300	$ 659,760
Loans pledged to the Federal Home Loan Bank	$ 2,157,100	$ 2,145,500	$ 1,984,670